Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of sensitivity analysis risk factors affecting price of financial instrument

			Impacts on income statement						Impacts on statement of comprehensive income
			Scenarios II and III						Scenarios II and III
Risk factor	Quotation at December 31, 2025	Amount	Changes from 2025	Scenario I	-25%	-50%	+25%	+50%	Scenario I	-25%	-50%	+25%	+50%
Cash and cash equivalents and financial investments
Foreign exchange rates
USD	5,5024	12,513	(1.20%)	(150)	(3,128)	(6,256)	3,128	6,256	-	-	-	-	-
EUR	6,4692	4,856	(0.42%)	(20)	(1,214)	(2,428)	1,214	2,428	-	-	-	-	-
PEN	1,6365	51,177	(4.75%)	(2,429)	(12,794)	(25,588)	12,794	25,588	-	-	-	-	-
Interest rates
BRL - CDI - SELIC	14.90%	134,737	(72,92) bps	(983)	(5,019)	(10,038)	5,019	10,038	-	-	-	-	-

Loans and financings
Foreign exchange rates
USD	5,5024	180,080	(1.20%)	2,161	45,020	90,040	(45,020)	(90,040)	-	-	-	-	-
Interest rates
BRL - CDI - SELIC	14.90%	130,157	(72,92) bps	949	4,848	9,697	(4,848)	(9,697)	-	-	-	-	-
USD - SOFR	3.64%	180,080	(27) bps	488	1,638	3,275	(1,638)	(3,275)	-	-	-	-	-
IPCA - TLP	4.26%	166,364	6 bps	(102)	1,772	3,544	(1,772)	(3,544)	-	-	-	-	-
BRL - TJLP	9.07%	18,047	11 bps	(20)	409	818	(409)	(818)	-	-	-	-	-

Other financial instruments
Foreign exchange rates
USD	5,5024	750,000	(1.20%)	1,559	42,818	128,453	(25,691)	(42,818)	-	-	-	-	-
Interest rates
BRL - CDI - SELIC	14.90%	750,000	(72,92) bps	108	570	1,199	(519)	(992)	-	-	-	-	-
USD - SOFR	3.64%	870,943	27 bps	23	113	226	(113)	(225)	9	99	199	(97)	(194)
Dollar coupon	4.81%	650,000	(41) bps	(2,617)	30,324	60,649	(30,324)	(60,649)	-	-	-	-	-
Commodities price
Zinc	3,063.50	743,061	(6.97%)	9,676	27,379	54,757	(27,378)	(54,757)	(3,880)	(10,978)	(21,957)	10,978	21,957
Gold	4,337.88	8,968	(12.98%)	-	-	-	-	-	628	1,506	3,716	2	(3,473)
Silver	71,99	118,914	(41.66%)	-	-	-	-	-	24,057	13,506	33,436	(15,857)	(37,075)

Schedule of foreign exchange effects

USD amounts of foreign currency balances	2025	2024
Assets
Cash, cash equivalents and financial investments	125,345	98,067
Other financial instruments	28,243	70
Trade accounts receivables	20,946	19,553
	174,534	117,690
Liabilities
Loans and financings	312,115	297,199
Other financial instruments	21,021	238
Trade payables	205,414	162,288
Confirming payables	102,252	28,518
Lease liabilities	44,184	42,357
Use of public assets	18,808	18,047
	703,794	548,647

Net exposure	(529,260)	(430,957)

Schedule of credit quality of financial assets

			2025			2024
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	64,464	-	64,464	251,962	-	251,962
AA+	1	-	1	1	-	1
AA	-	57,071	57,071	-	95,461	95,461
AA-	-	32,544	32,544	-	18,714	18,714
A+	-	172,533	172,533	-	127,151	127,151
A	-	331	331	8,265	24,749	33,014
A-	-	29,923	29,923	-	61,935	61,935
BBB+	-	58,527	58,527	-	-	-
BBB	-	52,290	52,290	-	-	-
No rating (i)	48,186	1	48,187	11,899	20,400	32,299
	112,651	403,220	515,871	272,127	348,410	620,537
			2025			2024
	Local rating	Global rating	Total	Local rating	Global rating	Total
Financial investments
AAA	5,608	-	5,608	19,638	-	19,638
No rating (i)	79	-	79	55	-	55
	5,687	-	5,687	19,693	-	19,693
Derivative financial instruments
AAA	2,089	-	2,089	71	-	71
AA	-	4,421	4,421	-	-	-
A+	-	2,014	2,014	-	450	450
A	-	-	-	-	842	842
A-	-	28,243	28,243	-	3,919	3,919
	2,089	34,678	36,767	71	5,211	5,282
Other assets
AAA	1,080	-	1,080	883	-	883
	1,080	-	1,080	883	-	883

(i) Refers to subsidiaries of international financial institutions that do not have a global rating available in the international rating agencies. According to the Company's policy, for these financial institutions, the rating of the financial institution controlling entities is assumed, which must be at least BBB-.

Schedule of liquidity risk

2025	Less than	Between	Between	Over 5 years	Total
	1 year	1 and 3 years	3 and 5 years
Loans and financings	153,014	478,025	433,708	1,581,443	2,646,190
Lease liabilities	54,233	60,421	9,980	17,354	141,988
Derivative financial instruments	11,646	91	20,600	-	32,337
Trade payables	500,025	-	-	-	500,025
Confirming payables	415,388	-	-	-	415,388
Salaries and payroll charges	83,597	-	-	-	83,597
Dividends payable	26,918	-	-	-	26,918
Related parties	-	4,695	-	-	4,695
Asset retirement and environmental obligations	39,326	51,641	118,247	376,092	585,306
Use of public assets	3,331	3,542	3,992	27,499	38,364
	1,287,478	598,415	586,527	2,002,388	4,474,808

2024	Less than	Between	Between	Over 5 years	Total
	1 year	1 and 3 years	3 and 5 years
Loans and financings	148,077	150,023	1,175,144	1,028,440	2,501,684
Lease liabilities	29,882	37,755	6,121	12,299	86,057
Derivative financial instruments	3,600	181	17	-	3,798
Trade payables	443,288	-	-	-	443,288
Confirming payables	268,175	-	-	-	268,175
Salaries and payroll charges	70,234	-	-	-	70,234
Dividends payable	3,707	-	-	-	3,707
Related parties	1,125	2,960	-	-	4,085
Asset retirement and environmental obligations	47,937	76,583	60,598	364,036	549,154
Use of public assets	1,457	3,180	3,585	28,226	36,448
	1,017,482	270,682	1,245,465	1,433,001	3,966,630

Schedule of leverage ratio

	Note	2025	2024	2023
Loans and financings	24 (a)	1,705,984	1,762,633	1,725,566
Derivative financial instruments	16 (a)	(2,341)	(1,484)	2,600
Lease liabilities	23 (b)	121,134	95,899	77,405
Cash and cash equivalents	15 (a)	(515,871)	(620,537)	(457,259)
Financial investments		(5,687)	(19,693)	(11,058)
Net debt (i)		1,303,219	1,216,818	1,337,254

Net income (loss) for the year		223,144	(187,407)	(291,810)
Plus (less):
Depreciation and amortization	7	288,996	330,198	310,475
Share in the results of associates		(21,143)	(21,223)	(23,536)
Net financial results	10	187,365	369,460	167,058
Income tax expense (benefit)	11 (a)	108,605	115,556	(4,274)
Miscellaneous adjustments	2	(15,088)	107,496	248,128
Adjusted EBITDA (ii)		771,879	714,080	406,041

Leverage ratio (Net debt/Adjusted EBITDA)		1.68	1.70	3.29

(i) Net debt is defined as (a) loans and financings, plus lease liabilities, plus or minus (b) the fair value of derivative financial instruments, less (c) cash and cash equivalents, less (d) financial investments.

(ii) Adjusted EBITDA for capital management calculation uses the same assumptions described in note 2 for Adjusted EBITDA by segment.